Special Opportunities Fund, Inc.
Schedule of Investments
September 30, 2025 (Unaudited)

CLOSED-END FUNDS - 68.3%		Shares		Value
AllianceBernstein National Municipal Income Fund, Inc.		510,405		$5,537,894
Bancroft Fund Ltd.		25,629		560,821
Bexil Investment Trust		350,673		5,191,714
BNY Mellon Municipal Bond Infrastructure Fund, Inc.		71,032		760,042
BNY Mellon Strategic Municipal Bond Fund, Inc.		1,278,871		7,570,916
BNY Mellon Strategic Municipals, Inc.		252,031		1,575,194
Carlyle Credit Income Fund		103,017		599,559
Central Securities Corp.		219,394		11,270,270
Clough Global Opportunities Fund		246,839		1,406,982
Cohen & Steers Infrastructure Fund, Inc.		935		23,188
Destra Multi-Alternative Fund		161,121		1,392,085
Eaton Vance New York Municipal Bond Fund		286,248		2,822,405
Ellsworth Growth and Income Fund Ltd.		114,965		1,333,594
ESC MAV (a)(b)		118,878		49,037
ESC MHI (a)(b)		132,125		47,301
ESC MIO (a)(b)		90,500		14,281
Gabelli Dividend & Income Trust		133,595		3,624,432
GDL Fund		171,677		1,467,821
General American Investors Co., Inc.		310,173		19,295,862
Highland Opportunities and Income Fund		5,432		34,493
Japan Smaller Capitalization Fund, Inc.		124,847		1,315,887
Mexico Equity & Income Fund, Inc.		100,100		1,188,187
Mexico Fund, Inc.		30,611		603,037
MFS High Income Municipal Trust		236,757		880,736
MFS High Yield Municipal Trust		764,782		2,653,794
MFS Investment Grade Municipal Trust		245,919		1,932,923
Morgan Stanley India Investment Fund, Inc.		229,537		6,048,300
Neuberger Berman Next Generation Connectivity Fund, Inc.		638,625		9,822,053
New Germany Fund, Inc.		385,918		4,461,212
Oxford Lane Capital Corp.		181,192		3,067,574
Pershing Square Holdings Ltd. Fund		40,000		2,480,610
Pioneer Diversified High Income Fund (b)		35,254		437,357
Pioneer High Income Fund Inc. (b)		28,477		236,929
Principal Real Estate Income Fund		79,903		835,785
SRH Total Return Fund, Inc.		1,116,522		20,276,040
Tortoise Energy Infrastructure Corp.		0	(c)	0	(c)
Total Return Securities Fund		106,806		649,381
Virtus Total Return Fund, Inc.		135,422		873,472
Voya Asia Pacific High Dividend Equity Income Fund		113,917		854,378
Voya Emerging Markets High Dividend Equity Fund		253,101		1,586,918
TOTAL CLOSED-END FUNDS (Cost $93,197,002)				124,782,464

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 28.3%		Shares		Value
Aldel Financial II, Inc. (a)		38,904		406,547
Andretti Acquisition Corp. II - Class A (a)		105,200		1,100,392
Blue Acquisition Corp. - Class A (a)		148,000		1,479,260
Bold Eagle Acquisition Corp. - Class A (a)		100,000		1,040,000
Centurion Acquisition Corp. (a)		156,250		1,648,437
Columbus Circle Capital Corp. I - Class A (a)		50,000		506,000
Copley Acquisition Corp. - Class A (a)		100,000		1,011,000
Crane Harbor Acquisition Corp. - Class A (a)		100,000		1,014,000
CSLM Digital Asset Acquisition Corp. III Ltd. (a)		100,000		1,010,000
D Boral ARC Acquisition I Corp. - Class A (a)		137,500		1,365,375
Drugs Made In America Acquisition Corp. (a)		72,964		749,340
Dynamix Corp. (a)		55,632		579,129
EQV Ventures Acquisition Corp. - Class A (a)		152,200		1,579,836
Fact II Acquisition Corp. (a)		194,000		2,002,099
GigCapital7 Corp. - Class A (a)		171,231		1,806,487
Graf Global Corp. - Class A (a)		184,789		1,947,676
Highview Merger Corp. (a)		60,663		613,910
Jackson Acquisition Co. II - Class A (a)		204,800		2,125,824
Launch Two Acquisition Corp. - Class A (a)		167,659		1,752,036
Lightwave Acquisition Corp. - Class A (a)		100,000		995,000
Lionheart Holdings - Class A (a)		323,525		3,400,248
M3-Brigade Acquisition V Corp. - Class A (a)		137,480		1,450,414
M3-Brigade Acquisition VI Corp. (a)		50,000		506,000
McKinley Acquisition Corp. (a)		100,000		999,000
NewHold Investment Corp. III - Class A (a)		100,000		1,018,000
Oaktree Acquisition Corp. III Life Sciences (a)		12,500		131,375
Pelican Acquisition Corp. (a)		100,000		1,006,000
Range Capital Acquisition Corp. (a)		175,000		1,804,250
Roman DBDR Acquisition Corp. II (a)		370,000		3,818,030
Silver Pegasus Acquisition Corp. (a)		97,587		992,460
Silverbox Corp. IV - Class A (a)		55,093		576,824
SIM Acquisition Corp. I - Class A (a)		250,000		2,635,000
Soulpower Acquisition Corp. - Class A (a)		150,000		1,512,000
Spring Valley Acquisition Corp. III (a)		100,000		1,028,000
Talon Capital Corp. (a)		77,000		773,758
Tavia Acquisition Corp. (a)		200,000		2,070,000
Titan Acquisition Corp. - Class A (a)		150,000		1,518,000
Vendome Acquisition Corp. I - Class A (a)		100,000		993,000
Wen Acquisition Corp. - Class A (a)		70,000		708,400
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $49,804,985)				51,673,107

BUSINESS DEVELOPMENT COMPANIES - 14.4%		Shares		Value
Blue Owl Technology Finance Corp.		231,887		3,204,678
CION Investment Corp.		909,621		8,623,207
Crescent Capital BDC, Inc.		190,002		2,709,429
FS KKR Capital Corp.		87,206		1,301,986
Investcorp Credit Management BDC, Inc.		198,028		550,518
Monroe Capital Corp.		226,699		1,591,427
OFS Capital Corp.		30,152		231,869
Portman Ridge Finance Corp.		203,959		2,351,641
Runway Growth Finance Corp.		453,850		4,611,116
SuRo Capital Corp.		121,450		1,093,050
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $29,130,661)				26,268,921

COMMON STOCKS - 12.9%		Shares		Value
Financial Services - 3.7%
Cannae Holdings, Inc.		372,357		6,817,857

Oil, Gas & Consumable Fuels - 4.1%
Texas Pacific Land Corp.		8,000		7,469,120

Real Estate Management & Development - 5.1%
Gyrodyne LLC (a)		30,000		300,387
Howard Hughes Holdings, Inc. (a)		12,000		986,040
Tejon Ranch Co. (a)		500,000		7,990,000
				9,276,427
TOTAL COMMON STOCKS (Cost $19,551,325)				23,563,404

TRUSTS - 1.5%		Certificates		Value
Copper Property CTL Pass Through Trust		225,780		2,801,930
TOTAL TRUSTS (Cost $2,493,016)				2,801,930

PREFERRED STOCKS - 0.5%		Shares		Value
Closed-End Funds - 0.5%
Highland Opportunities and Income Fund, Series A, Series A, 5.38%, Perpetual		2,521		41,836
Highland Opportunities and Income Fund, Series B, Series B, 5.38%, Perpetual		47,659		791,140
TOTAL PREFERRED STOCKS (Cost $837,958)				832,976

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%		Shares		Value
Diversified REITs - 0.2%
NexPoint Diversified Real Estate Trust, Series A, 5.50%, Perpetual		22,324		318,117

Office REITs - 0.0%(d)
Brookfield DTLA Fund Office Trust Investor, Inc., Series A, 7.63%, Perpetual		100,000		5,500

Retail REITs - 0.2%
Cedar Realty Trust, Inc., Series C, 6.50%, Perpetual		30,610		493,531
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $3,608,559)				817,148

WARRANTS - 0.0%		Contracts		Value
Biotechnology - 0.0%(d)
ZyVersa Therapeutics, Inc., Expires 12/12/2027, Exercise Price $4,025.00 (a)(b)		65,250		0

Health Care Technology - 0.0%(d)
iCoreConnect, Inc., Expires 05/15/2028, Exercise Price $230.00 (a)(b)		150,000		375

Miscellaneous Intermediation - 0.0%(d)
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (a)		150,000		24,000
Aldel Financial II, Inc., Expires 10/10/2029, Exercise Price $11.50 (a)		19,452		9,922
Andretti Acquisition Corp. II, Expires 10/24/2029, Exercise Price $11.50 (a)		52,600		10,520
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)		78,125		26,563
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50 (a)		1,008		786
Columbus Circle Capital Corp. I, Expires 06/05/2030, Exercise Price $11.50 (a)		25,000		30,000
Copley Acquisition Corp., Expires 05/23/2030, Exercise Price $11.50 (a)		50,000		10,045
Corner Growth Acquisition Corp., Expires 12/31/2027, Exercise Price $11.50 (a)(b)		33,333		0
Corner Growth Acquisition Corp. 2, Expires 06/17/2026, Exercise Price $11.50 (a)(b)		14,366		0
D Boral ARC Acquisition I Corp., Expires 05/06/2030, Exercise Price $11.50 (a)		68,750		15,118
Dynamix Corp., Expires 12/06/2029, Exercise Price $11.50 (a)		16,679		35,193
EQV Ventures Acquisition Corp., Expires 07/01/2031, Exercise Price $11.50 (a)		50,733		25,367
Fact II Acquisition Corp., Expires 12/20/2029, Exercise Price $11.50 (a)		97,000		27,160
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50 (a)		192,000		86,400
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50 (a)		92,394		30,490
HWH INTL INC WT EXP, Expires 01/31/2027, Exercise Price $1.00 (a)(b)		23,750		0
Launch One Acquisition Corp., Expires 08/29/2029, Exercise Price $11.50 (a)		140,550		32,341
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50 (a)		41,538		15,369
Lightwave Acquisition Corp., Expires 06/24/2030, Exercise Price $11.50 (a)		50,000		9,005
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)		161,762		41,249
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (a)		35,925		43,828
NewHold Investment Corp. III, Expires 04/17/2030, Exercise Price $11.50 (a)		50,000		18,000
Oaktree Acquisition Corp. III Life Sciences, Expires 12/13/2031, Exercise Price $11.50 (a)		2,500		1,875
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50 (a)		185,000		95,238
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50 (a)		8,322		3,662
SIM Acquisition Corp. I, Expires 08/28/2029, Exercise Price $11.50 (a)		125,000		46,250
Titan Acquisition Corp., Expires 06/02/2030, Exercise Price $11.50 (a)		75,000		22,590
Vendome Acquisition Corp. I, Expires 02/18/2026, Exercise Price $11.50 (a)		50,000		10,000
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50 (a)		50,000		8,500
Wen Acquisition Corp., Expires 05/15/2031, Exercise Price $11.50 (a)		35,000		19,253
TOTAL WARRANTS (Cost $366,941)				699,099

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%		Shares		Value
Diversified REITs - 0.2%
NexPoint Diversified Real Estate Trust		114,771		423,505
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,384,003)				423,505

RIGHTS - 0.1%		Shares		Value
Blue Acquisition Corp., Expires 06/11/2030, Exercise Price $0.00 (a)		148,000		23,887
Cayson Acquisition Corp., Expires 06/24/2026, Exercise Price $10.00 (a)		150,000		24,000
Cohen & Steers Infrastructure Fund, Inc., Expires 10/16/2025, Exercise Price $1.00 (a)		935		73
Drugs Made In America Acquisition Corp., Expires 10/15/2029, Exercise Price $10.00 (a)		72,964		15,862
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00 (a)		1,000		240
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11 (a)		137,500		16,514
IB Acquisition Corp., Expires 03/28/2026, Exercise Price $10.00 (a)		214,860		17,189
Jackson Acquisition Co. II, Expires 02/27/2026, Exercise Price $10.00 (a)		129,800		32,450
Pelican Acquisition Corp., Expires 05/02/2030, Exercise Price $10.00 (a)		100,000		24,000
Range Capital Acquisition Corp., Expires 06/23/2026, Exercise Price $10.00 (a)		175,000		56,000
Soulpower Acquisition Corp., Expires 06/27/2026, Exercise Price $1.00 (a)		150,000		28,500
Tavia Acquisition Corp., Expires 11/26/2029, Exercise Price $10.00 (a)		150,000		29,250
TOTAL RIGHTS (Cost $216,847)				267,965

OPEN-END FUNDS - 0.0%(d)		Shares		Value
BNY Mellon AMT-Free Municipal Bond Fund - Class A (b)		54		715
TOTAL OPEN-END FUNDS (Cost $602)				715

OTHER NOTES - 0.0%(d)		Par		Value
Legacy IMBDS, Inc., 8.50%, 09/30/2026 (a)(b)(e)		23,458		0
TOTAL OTHER NOTES (Cost $586,450)				0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%		Shares		Value
Fidelity Government Portfolio - Institutional Class, 4.01% (f)		3,337,895		3,337,895
Invesco Treasury Portfolio - Institutional Class, 3.94% (f)		3,337,895		3,337,895
TOTAL MONEY MARKET FUNDS (Cost $6,675,790)				6,675,790

TOTAL INVESTMENTS - 130.3% (Cost $207,854,139)				238,807,024
Liabilities in Excess of Other Assets - (30.7)%				(56,075,810)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%		$182,731,214

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AMT - Alternative Minimum Tax
LLC - Limited Liability Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $111,709 or 0.1% of net assets as of September 30, 2025.

(c)	Rounds to zero.
(d)	Represents less than 0.05% of net assets.
(e)	Issuer is currently in default.
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Special Opportunities Fund, Inc. (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Closed-End Funds	$123,997,560	$674,286	$110,619	$124,782,464
Special Purpose Acquisition Companies (SPACs)	40,882,609	10,790,498	–	51,673,107
Business Development Companies	26,268,921	–	–	26,268,921
Common Stocks	23,563,404	–	–	23,563,404
Trusts	2,801,930	–	–	2,801,930
Preferred Stocks	832,975	–	–	832,975
Real Estate Investment Trusts - Preferred	811,648	5,500	–	817,148
Warrants	618,203	80,522	375	699,100
Real Estate Investment Trusts - Common	423,505	–	–	423,505
Rights	68,563	199,403	–	267,966
Open-End Funds	–	–	715	715
Other Notes	–	–	0	0
Money Market Funds	6,675,790	–	–	6,675,790
Total Investments	$226,945,108	$11,750,209	$111,709	$238,807,026

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Open End Funds	Other Common Stocks	Warrants
Balance as of 12/31/2024	$-	$-	$(3,443)
Acquisitions	-	0.03	-
Dispositions	(4,342,737)	-	-
Transfers into (out of) Level 3	-	-	225
Accretion/Amortization	-	-	-
Corporate Actions	3,869,211	-	-
Realized Gain (Loss)	474,128	-	-
Change in unrealized appreciation (depreciation)	113	110,619	150
Balance as of 9/30/2025	$715	$110,619	$(3,068)
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2025	$113	$110,619	$150

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Category	Fair Value September 30, 2025	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Other Common Stocks	110,619	Last trade price less 10% haircut (Shares un-registered)	Financial Assessments/ Company Announcements	0.16-0.41	Financial Assessments/ Company Announcements
Open End Funds	715			12.73-13.29
Warrants	(3,068)	Last Traded Price	Market Assessments	0.00-0.0025	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security